AB High Income Fund

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 61.7%
Industrial – 54.2%
Basic – 3.2%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	675	$664,704
7.125%, 03/15/2031(a)		3,049	3,222,871
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		4,042	4,176,497
6.375%, 09/15/2032(a)		3,059	3,179,027
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25%PIK), 09/30/2029(a) (b)		8,012	580,832
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a) (b) (c)		12,193	9,336,557
Celanese US Holdings LLC 6.50%, 04/15/2030		631	641,348
6.75%, 04/15/2033(d)		2,104	2,130,909
7.00%, 02/15/2031		1,814	1,857,169
7.375%, 02/15/2034		3,832	3,900,931
Champion Iron Canada, Inc. 7.875%, 07/15/2032(a)		2,678	2,865,782
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(a)		5,190	5,473,698
Commercial Metals Co. 5.75%, 11/15/2033(a)		1,921	1,952,973
Constellium SE 3.75%, 04/15/2029(a)		2,400	2,321,334
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,051	3,057,134
Element Solutions, Inc. 3.875%, 09/01/2028(a)		8,518	8,307,842
Fortescue Treasury Pty Ltd. 4.375%, 04/01/2031(a)		3,197	3,086,996
4.50%, 09/15/2027(a)		2,160	2,155,764
5.875%, 04/15/2030(a)		154	158,334
6.125%, 04/15/2032(a)		5,645	5,884,328
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		4,696	4,551,001
3.50%, 03/01/2029(a)		1,508	1,438,597
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	3,266	3,330,439
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		4,761	4,561,078
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)		111	128,212
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	3,195,849
Inversion Escrow Issuer LLC 6.75%, 08/01/2032(a)		4,778	4,734,527
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(e) (f) (g) (h) (i)		16,121	0
Novelis Corp. 4.75%, 01/30/2030(a)		3,950	3,827,314
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		1,996	750,996
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		2,569	2,569,000
5.625%, 08/15/2029(a)		763	729,757
6.625%, 08/15/2032(a)		2,506	2,493,814
7.00%, 08/01/2033(a)		1,779	1,781,372
7.375%, 03/01/2031(a)		761	776,691

			99,823,677

Capital Goods – 5.0%
Arcosa, Inc. 4.375%, 04/15/2029(a)		1,337	1,312,502
6.875%, 08/15/2032(a)		1,073	1,131,093

	Principal Amount (000)		U.S. $ Value

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 5.00%, 01/30/2031(a)	EUR	1,347	$1,598,662
6.25%, 01/30/2031(a)	U.S.$	1,116	1,146,690
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		7,031	7,247,587
6.25%, 03/15/2033(a)		4,357	4,512,737
Biffa Group Holdings Ltd. 5.25%, 06/15/2031(a)	EUR	2,211	2,618,777
Bombardier, Inc. 6.00%, 02/15/2028(a)	U.S.$	685	685,894
6.75%, 06/15/2033(a)		1,496	1,572,438
7.25%, 07/01/2031(a)		3,007	3,192,718
7.45%, 05/01/2034(a)		5,150	5,769,798
8.75%, 11/15/2030(a)		5,839	6,254,598
Calderys Financing LLC 11.25%, 06/01/2028(a)		6,939	7,233,437
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(a)		4,752	3,689,101
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		2,663	2,676,735
Cornerstone Building Brands, Inc. 9.50%, 08/15/2029(a)		2,647	1,999,874
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		8,360	8,512,099
EnerSys 4.375%, 12/15/2027(a)		5,050	5,025,600
Entegris, Inc. 5.95%, 06/15/2030(a)		2,924	2,981,504
Enviri Corp. 5.75%, 07/31/2027(a)		1,147	1,147,973
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		685	670,976
Goat Holdco LLC 6.75%, 02/01/2032(a)		1,805	1,855,380
Griffon Corp. 5.75%, 03/01/2028		300	299,853
IMA Industria Macchine Automatiche SpA 5.77% (EURIBOR 3 Month + 3.75%), 04/15/2029(a) (j)	EUR	2,560	3,044,086
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)	U.S.$	5,922	5,928,753
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	730	881,696
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	7,940	7,930,075
Maxam Prill SARL 7.75%, 07/15/2030(a)		4,183	4,365,016
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		1,314	1,349,561
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		9,795	9,503,551
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		533	518,607
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		3,800	3,941,234
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,571,578
4.875%, 05/01/2029		3,750	3,741,095
6.25%, 01/31/2034(a)		5,224	5,401,933
6.375%, 03/01/2029(a)		1,372	1,411,494
6.375%, 05/31/2033(a)		8,340	8,492,018
6.625%, 03/01/2032(a)		2,376	2,461,123
6.75%, 08/15/2028(a)		13,090	13,321,848
6.875%, 12/15/2030(a)		4,009	4,174,020
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		3,072	3,170,956

	Principal Amount (000)		U.S. $ Value

Waste Pro USA, Inc. 7.00%, 02/01/2033(a)	U.S.$	2,664	$2,750,124

			159,094,794

Communications - Media – 5.6%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		1,384	1,443,123
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,542	2,329,233
4.50%, 08/15/2030(a)		16,819	15,827,766
4.75%, 03/01/2030(a)		1,939	1,853,673
5.00%, 02/01/2028(a)		1,008	1,001,951
6.375%, 09/01/2029(a)		3,993	4,032,939
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		3,485	3,632,750
CSC Holdings LLC 4.625%, 12/01/2030(a)		2,824	1,051,531
5.00%, 11/15/2031(a)		330	122,838
5.375%, 02/01/2028(a)		6,664	4,993,437
5.50%, 04/15/2027(a)		4,961	4,372,606
5.75%, 01/15/2030(a)		2,983	1,166,304
7.50%, 04/01/2028(a)		2,183	1,302,110
11.25%, 05/15/2028(a)		2,417	1,930,410
11.75%, 01/31/2029(a)		2,095	1,529,192
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		3,468	3,513,897
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		2,722	2,735,012
10.00%, 02/15/2031(a)		4,361	4,492,796
Discovery Communications LLC 3.625%, 05/15/2030		4,172	3,857,065
DISH DBS Corp. 5.25%, 12/01/2026(a)		8,369	8,125,559
5.75%, 12/01/2028(a)		6,716	6,497,637
7.375%, 07/01/2028		3,736	3,585,506
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		2,999	2,986,499
Gray Media, Inc. 5.375%, 11/15/2031(a)		2,960	2,191,581
7.25%, 08/15/2033(a)		1,222	1,250,977
9.625%, 07/15/2032(a)		2,822	2,908,531
iHeartCommunications, Inc. 7.75%, 08/15/2030(a)		138	117,845
9.125%, 05/01/2029(a)		552	521,633
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		5,026	3,370,473
6.75%, 10/15/2027(a)		8,724	6,093,969
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,707	2,718,782
8.00%, 08/01/2029(a)		869	876,907
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		13,793	13,491,773
Paramount Global 6.25%, 02/28/2057		1,211	1,101,595
6.375%, 03/30/2062		4,680	4,398,924
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		1,549	1,354,154
8.125%, 02/15/2033(a)		3,657	3,783,092
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		9,128	8,918,892
4.125%, 07/01/2030(a)		1,261	1,192,150
Snap, Inc. 6.875%, 03/01/2033(a)		5,488	5,630,449
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	541	596,165
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	2,362	2,344,489
5.00%, 09/15/2029		925	918,425

	Principal Amount (000)		U.S. $ Value

Univision Communications, Inc. 7.375%, 06/30/2030(a)	U.S.$	507	$513,527
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		9,112	9,336,193
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,049	2,819,931
VZ Secured Financing BV 5.00%, 01/15/2032(a)		5,761	5,218,515
Warnermedia Holdings, Inc. 5.05%, 03/15/2042		13,079	9,240,077
5.14%, 03/15/2052		1,604	1,063,256
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		1,796	1,589,543

			175,945,682

Communications - Telecommunications – 2.7%
Altice Financing SA 5.75%, 08/15/2029(a)		4,443	3,190,148
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(f)		2,487	2,404,062
Altice France SA 6.50%, 10/15/2031(a)		925	903,726
6.50%, 04/15/2032(a)		2,283	2,230,733
6.875%, 10/15/2030(a)		2,983	2,919,748
6.875%, 07/15/2032(a)		5,684	5,546,419
9.50%, 11/01/2029(a)		1,500	1,539,196
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		1,556	1,650,138
EchoStar Corp. 6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b) (c)		10,093	10,259,018
10.75%, 11/30/2029		7,197	7,888,676
Fibercop SpA 7.20%, 07/18/2036(a)		820	832,815
7.72%, 06/04/2038(a)		6,199	6,378,566
Telecom Italia Capital SA 7.72%, 06/04/2038		2,280	2,539,967
United Group BV 3.625%, 02/15/2028(a)	EUR	752	889,283
4.625%, 08/15/2028(a)		663	788,919
6.25%, 01/31/2032(a)		270	326,744
6.75%, 02/15/2031(a)		2,127	2,605,267
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.625%, 06/15/2032(a)	U.S.$	3,310	3,341,826
Viasat, Inc. 6.50%, 07/15/2028(a)		190	187,653
7.50%, 05/30/2031(a)		1,079	1,047,125
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		1,405	1,277,306
4.75%, 07/15/2031(a)		12,630	11,555,559
7.75%, 04/15/2032(a)		9,196	9,457,020
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		4,218	4,419,681

			84,179,595

Consumer Cyclical - Automotive – 2.8%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		1,362	1,415,459
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		3,049	2,873,316
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		8,311	7,438,467
Clarios Global LP/Clarios US Finance Co. 4.75%, 06/15/2031(a)	EUR	2,475	2,978,349
6.75%, 09/15/2032(a)	U.S.$	4,307	4,452,577
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(e) (f) (g) (h) (i) (k)		18,493	0

	Principal Amount (000)		U.S. $ Value

Exide Technologies (First Lien) 11.00%, 10/31/2024(e) (f) (g) (h) (i) (k)	U.S.$	7,590	$0
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		3,340	3,214,555
5.25%, 07/15/2031		5,957	5,676,675
6.625%, 07/15/2030		4,137	4,230,748
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a) (b)		200	202,371
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (b)	EUR	2,189	2,739,012
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a) (b)	U.S.$	3,195	3,363,864
8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a) (b)		1,030	1,096,825
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a) (b)	EUR	1,751	2,151,516
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(a)	U.S.$	3,310	3,069,508
2.75%, 03/09/2028(a)		5,326	5,064,449
6.125%, 09/30/2030(a)		1,425	1,421,089
Nissan Motor Co., Ltd. 8.125%, 07/17/2035(a)		7,985	8,535,983
PM General Purchaser LLC 9.50%, 10/01/2028(a)		7,115	6,577,392
Qnity Electronics, Inc. 6.25%, 08/15/2033(a)		2,051	2,117,971
Tenneco, Inc. 8.00%, 11/17/2028(a)		8,316	8,362,148
Titan International, Inc. 7.00%, 04/30/2028		6,965	6,992,202
ZF Finance GmbH Series E 3.75%, 09/21/2028(a)	EUR	100	117,964
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	U.S.$	1,482	1,485,265
6.875%, 04/14/2028(a)		1,440	1,485,479
7.125%, 04/14/2030(a)		1,539	1,572,039

			88,635,223

Consumer Cyclical - Entertainment – 1.2%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		1,527	1,507,283
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)		3,102	3,238,578
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		5,106	5,118,050
6.25%, 09/15/2033(a)		1,710	1,719,737
6.75%, 02/01/2032(a)		2,161	2,215,351
NCL Finance Ltd. 6.125%, 03/15/2028(a)		324	332,710
Patrick Industries, Inc. 4.75%, 05/01/2029(a)		150	148,414
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		5,583	5,458,366
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a) (d)		8,346	8,239,722
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		30	28,796
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		8,413	8,529,994
9.125%, 07/15/2031(a)		1,377	1,468,174

			38,005,175

Consumer Cyclical - Other – 5.1%
Allwyn Entertainment Financing UK PLC 7.25%, 04/30/2030(a)	EUR	1,431	1,774,554
AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)	U.S.$	4,957	5,214,198

	Principal Amount (000)		U.S. $ Value

Betclic Everest Group SAS 5.125%, 12/10/2031(a)	EUR	1,921	$2,299,701
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 01/15/2033(a)	U.S.$	3,778	3,755,100
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	5,494,998
6.25%, 09/15/2027(a)		4,404	4,403,533
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		1,954	1,861,557
6.375%, 03/01/2034(a)		5,168	5,350,141
6.75%, 05/15/2035(a)		2,975	3,126,353
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		1,629	1,436,823
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		2,523	2,514,550
5.75%, 04/01/2030(a)		2,035	2,046,209
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)		3,567	3,623,233
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,713,336
4.00%, 05/01/2031(a)		1,651	1,576,243
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		964	900,131
5.00%, 06/01/2029(a)		9,171	8,905,369
6.625%, 01/15/2032(a)		3,497	3,575,695
Installed Building Products, Inc. 5.625%, 02/01/2034(a)		950	956,878
K Hovnanian Enterprises, Inc. 8.00%, 04/01/2031(a)		2,083	2,134,451
LGI Homes, Inc. 7.00%, 11/15/2032(a)		2,559	2,494,965
Lottomatica Group SpA 4.875%, 01/31/2031(a)	EUR	1,181	1,439,572
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)	U.S.$	1,338	1,275,149
6.50%, 10/01/2033(a)		7,300	6,941,591
Masterbrand, Inc. 7.00%, 07/15/2032(a)		3,662	3,799,034
Mattamy Group Corp. 4.625%, 03/01/2030(a)		5,478	5,335,091
MGM Resorts International 6.125%, 09/15/2029		2,400	2,453,723
Miller Homes Group Finco PLC 6.31% (EURIBOR 3 Month + 4.25%), 10/15/2030(a) (j)	EUR	1,541	1,843,556
7.00%, 05/15/2029(a)	GBP	2,900	3,997,469
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,744	2,858,634
11.875%, 04/15/2031(a)		3,907	4,108,410
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)		2,631	2,677,581
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		3,292	3,278,850
4.75%, 04/01/2029		4,530	4,472,808
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)		2,796	2,793,414
6.25%, 08/01/2033(a)		5,412	5,531,392
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		2,584	2,384,316
4.375%, 07/15/2030(a)		6,380	6,161,267
4.75%, 01/15/2028(a)		1,356	1,349,724
Station Casinos LLC 4.50%, 02/15/2028(a)		1,517	1,509,371
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		212	213,319
5.75%, 01/15/2028(a)		989	1,007,871

	Principal Amount (000)		U.S. $ Value

Thor Industries, Inc. 4.00%, 10/15/2029(a)	U.S.$	3,624	$3,487,207
Travel & Leisure Co. 4.50%, 12/01/2029(a)		5,268	5,132,551
4.625%, 03/01/2030(a)		10,068	9,822,803
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		4,394	4,344,640
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,365,997
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		2,217	2,229,139

			161,972,497

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030(a)		6,521	6,224,066
4.375%, 01/15/2028(a)		3,132	3,109,803

			9,333,869

Consumer Cyclical - Retailers – 5.3%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		14,604	14,834,642
7.375%, 08/01/2033(a)		2,757	2,794,010
Arko Corp. 5.125%, 11/15/2029(a)		4,612	4,015,946
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		6,598	6,491,839
5.00%, 02/15/2032(a)		340	330,393
Bath & Body Works, Inc. 6.75%, 07/01/2036		1,479	1,474,769
6.875%, 11/01/2035		6,475	6,549,041
7.60%, 07/15/2037		360	358,523
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	2,585	3,136,903
Boots Group Finco LP 5.375%, 08/31/2032(a)		3,756	4,593,951
Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	1,469	1,433,880
9.00%, 06/01/2030(a) (b) (c)		7,229	7,539,102
9.00%, 06/01/2031(a) (b) (c)		3,962	4,361,847
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		7,797	8,330,186
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	1,681	2,057,038
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	320	321,291
6.875%, 03/01/2032(a)		3,145	3,269,182
Gap, Inc. (The) 3.625%, 10/01/2029(a)		2,058	1,956,770
3.875%, 10/01/2031(a)		998	924,643
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		5,739	5,707,171
8.75%, 01/15/2032(a)		4,115	3,979,761
11.50%, 08/15/2029(a)		1,470	1,558,450
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		4,361	4,271,346
6.375%, 01/15/2030(a)		945	970,908
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,898	3,697,718
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		6,569	6,473,419
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		2,932	2,835,830
4.625%, 12/15/2027(a)		685	684,159
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(a)		1,510	1,494,539
7.875%, 05/01/2029(a)		3,047	2,970,423

	Principal Amount (000)		U.S. $ Value

Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)	U.S.$	1,400	$1,314,070
Nordstrom, Inc. 5.00%, 01/15/2044		2,170	1,623,728
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		1,302	1,340,481
Penske Automotive Group, Inc. 3.75%, 06/15/2029		521	503,519
Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(a)		2,319	2,324,650
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		2,933	3,007,710
10.00%, 09/15/2033(a)		3,315	3,448,838
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		4,745	4,893,934
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		9,865	9,687,327
4.875%, 11/15/2031(a)		790	761,668
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		3,703	3,687,443
Staples, Inc. 10.75%, 09/01/2029(a)		9,996	9,821,294
12.75%, 01/15/2030(a)		2,487	2,038,017
VF Corp. 2.95%, 04/23/2030		7,097	6,464,239
White Cap Supply Holdings LLC 7.375%, 11/15/2030(a)		1,759	1,827,279
William Carter Co. (The) 7.375%, 02/15/2031(a)		3,388	3,503,772

			165,665,649

Consumer Non-Cyclical – 8.5%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(a)		1,227	1,178,052
7.375%, 03/15/2033(a) (d)		4,574	4,517,972
Accendra Health, Inc. 4.50%, 03/31/2029(a)		14	9,210
6.625%, 04/01/2030(a) (d)		866	484,933
AdaptHealth LLC 4.625%, 08/01/2029(a)		2,068	1,999,782
5.125%, 03/01/2030(a)		2,000	1,942,772
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		1,018	977,419
5.50%, 03/31/2031(a)		4,486	4,502,280
5.75%, 03/31/2034(a)		2,975	2,925,002
6.50%, 02/15/2028(a)		4,998	5,079,182
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(a)		1,902	2,003,053
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		11,521	12,021,888
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		1,282	1,190,393
11.00%, 09/30/2028(a)		6,382	6,631,034
BioMarin Pharmaceutical, Inc. 5.50%, 02/15/2034(a)		1,288	1,293,210
CAB SELAS 3.375%, 02/01/2028(a)	EUR	2,809	3,252,113
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	1,158,347
6.00%, 01/15/2029(a)		11,502	11,478,472
6.125%, 04/01/2030(a)		7,452	6,147,695
9.75%, 01/15/2034(a)		2,817	2,937,007
CVS Health Corp. 6.75%, 12/10/2054		548	569,516
7.00%, 03/10/2055		9,105	9,520,240
DaVita, Inc. 3.75%, 02/15/2031(a)		1,867	1,715,663
4.625%, 06/01/2030(a)		18,628	17,947,208

	Principal Amount (000)		U.S. $ Value

Elanco Animal Health, Inc. 6.65%, 08/28/2028(c)	U.S.$	5,930	$6,181,558
Embecta Corp. 5.00%, 02/15/2030(a)		6,608	6,190,235
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,811	6,967,538
Encompass Health Corp. 4.50%, 02/01/2028		682	678,740
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,176	1,196,238
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		5,260	5,393,394
7.25%, 12/15/2033(a)		2,191	2,314,134
Global Medical Response, Inc. 7.375%, 10/01/2032(a)		2,526	2,610,936
Grifols SA 3.875%, 10/15/2028(a)	EUR	8,212	9,625,477
7.50%, 05/01/2030(a)		1,900	2,354,564
Gruenenthal GmbH 6.75%, 05/15/2030(a)		3,233	3,995,569
Gruppo San Donato SpA 6.50%, 10/31/2031(a)		3,315	3,981,745
Iceland Bondco PLC 10.875%, 12/15/2027(a)	GBP	414	599,192
LifePoint Health, Inc. 8.375%, 02/15/2032(a)	U.S.$	3,840	4,171,799
11.00%, 10/15/2030(a)		5,388	5,881,243
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	1,619	1,948,053
ModivCare, Inc. 5.00%, 10/01/2029(c) (f) (h) (i) (l)	U.S.$	3,342	4,345
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		3,146	2,700,275
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (b) (c)		3,512	2,998,907
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (c)		2,933	3,079,971
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		3,395	3,619,582
Neopharmed Gentili SpA 7.125%, 04/08/2030(a)	EUR	1,890	2,329,733
Newell Brands, Inc. 6.375%, 09/15/2027	U.S.$	1,203	1,216,950
8.50%, 06/01/2028(a)		3,080	3,231,282
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	3,589	4,371,329
6.50%, 03/31/2032(a)	U.S.$	1,270	1,298,600
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		12,011	11,780,055
5.125%, 04/30/2031(a)		6,156	5,588,441
7.875%, 05/15/2034(a)		714	671,403
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(c)		2,664	2,577,625
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,651,441
4.625%, 04/15/2030(a)		414	404,013
6.375%, 03/01/2033(a)		945	952,779
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		9,327	9,108,935
6.25%, 04/01/2029(a)		3,651	3,650,525
Select Medical Corp. 6.25%, 12/01/2032(a)		2,664	2,585,912
Somnigroup International, Inc. 4.00%, 04/15/2029(a)		685	664,648
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		4,478	4,720,155
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		6,455	6,506,417

	Principal Amount (000)		U.S. $ Value

Tenet Healthcare Corp. 5.50%, 11/15/2032(a)	U.S.$	12,781	$12,919,137
6.00%, 11/15/2033(a)		4,097	4,214,831
Whirlpool Corp. 4.70%, 05/14/2032		842	768,563
6.125%, 06/15/2030		3,064	3,074,949
6.50%, 06/15/2033		625	616,500

			266,880,161

Energy – 6.4%
Archrock Services LP/Archrock Partners Finance Corp. 6.00%, 02/01/2034(a)		911	910,282
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		785	789,925
Buckeye Partners LP 4.50%, 03/01/2028(a)		840	835,338
Chord Energy Corp. 6.00%, 10/01/2030(a)		2,159	2,202,076
CNX Resources Corp. 6.00%, 01/15/2029(a)		4,714	4,743,127
7.25%, 03/01/2032(a)		3,043	3,184,909
7.375%, 01/15/2031(a)		350	362,701
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		2,664	2,649,088
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		705	681,576
7.625%, 04/01/2032(a)		1,871	1,857,363
CVR Energy, Inc. 7.50%, 02/15/2031(a)		2,059	2,056,306
7.875%, 02/15/2034(a)		1,371	1,360,287
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(a)		6,652	6,847,081
8.625%, 03/15/2029(a)		1,310	1,370,389
Excelerate Energy LP 8.00%, 05/15/2030(a)		4,482	4,794,418
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		3,000	3,009,654
7.875%, 05/15/2032		4,501	4,697,381
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		4,575	4,636,240
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		1,454	1,500,743
Harvest Midstream I LP 7.50%, 05/15/2032(a)		1,240	1,295,548
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,498	1,498,067
6.00%, 02/01/2031(a)		1,772	1,711,280
6.25%, 04/15/2032(a)		318	305,466
7.25%, 02/15/2035(a)		4,398	4,254,492
8.375%, 11/01/2033(a)		5,423	5,627,891
Howard Midstream Energy Partners LLC 6.625%, 01/15/2034(a)		2,804	2,876,030
7.375%, 07/15/2032(a)		1,180	1,246,540
ITT Holdings LLC 6.50%, 08/01/2029(a)		3,021	2,912,706
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		6,018	6,244,513
Matador Resources Co. 6.50%, 04/15/2032(a)		445	453,218
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		1,731	1,682,944
Murphy Oil Corp. 6.00%, 10/01/2032(d)		2,101	2,097,248
NFE Financing LLC 12.00%, 11/15/2029(a) (i) (l)		21,139	7,476,456

	Principal Amount (000)		U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)	U.S.$	3,973	$4,123,894
8.375%, 02/15/2032(a)		4,424	4,629,276
NuStar Logistics LP 5.625%, 04/28/2027		3,349	3,382,178
6.00%, 06/01/2026		300	300,374
6.375%, 10/01/2030		1,164	1,219,488
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		900	898,318
7.875%, 09/15/2030(a)		2,774	2,778,213
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		945	942,422
6.75%, 03/15/2033(a)		192	202,676
SM Energy Co. 6.75%, 08/01/2029(a)		3,827	3,870,709
8.375%, 07/01/2028(a)		5,582	5,771,985
8.75%, 07/01/2031(a)		2,386	2,506,482
9.625%, 06/15/2033(a)		3,545	3,876,466
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		3,768	3,935,450
Sunoco LP 4.50%, 10/01/2029(a)		1,060	1,039,755
5.625%, 03/15/2031(a)		1,725	1,735,484
7.00%, 05/01/2029(a)		7,155	7,437,423
7.875%, 09/18/2030(a) (m)		4,787	4,938,057
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		2,908	2,860,436
7.00%, 09/15/2028(a)		283	292,043
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 09/01/2031(a)		278	279,850
7.375%, 02/15/2029(a)		3,345	3,466,683
Talos Production, Inc. 9.00%, 02/01/2029(a)		2,371	2,469,798
9.375%, 02/01/2031(a)		3,423	3,624,815
TransMontaigne Partners LLC 8.50%, 06/15/2030(a)		2,203	2,285,485
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		2,826	2,904,012
Transocean International Ltd. 7.875%, 10/15/2032(a)		320	337,658
8.75%, 02/15/2030(a)		3,050	3,180,673
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		6,837	6,999,921
8.375%, 06/01/2031(a)		2,811	2,875,381
9.00%, 09/30/2029(a) (m)		5,422	4,774,898
9.50%, 02/01/2029(a)		2,769	2,949,995
9.875%, 02/01/2032(a)		4,355	4,609,731
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		2,781	2,862,709
6.50%, 06/15/2034(a)		4,623	4,791,218
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		675	674,949
WBI Operating LLC 6.25%, 10/15/2030(a)		2,871	2,902,892
6.50%, 10/15/2033(a)		2,205	2,225,641
Weatherford International Ltd. 6.75%, 10/15/2033(a)		2,759	2,856,964

			201,985,685

Other Industrial – 0.8%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		337	325,468
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		6,371	6,346,383
Gates Corp./DE 6.875%, 07/01/2029(a)		1,249	1,297,948
Lsf12 Helix Parent LLC 7.125%, 02/01/2033(a)		1,231	1,236,894

	Principal Amount (000)		U.S. $ Value

Multiversity SpA 7.125%, 05/17/2031(a)	EUR	2,585	$3,236,540
Resideo Funding, Inc. 4.00%, 09/01/2029(a)	U.S.$	651	627,311
6.50%, 07/15/2032(a)		2,220	2,256,646
Stena International SA 7.25%, 01/15/2031(a)		293	299,863
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		9,685	9,489,862

			25,116,915

Services – 2.9%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		2,530	2,463,766
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,385,268
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,302,230
4.625%, 06/01/2028(a)	U.S.$	11,262	11,116,244
4.875%, 06/01/2028(a)	GBP	3,580	4,822,219
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	8,151,100
APCOA GmbH 6.00%, 04/15/2031(a)	EUR	3,023	3,635,845
Aramark International Finance SARL 4.375%, 04/15/2033(a)		486	572,594
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	3,832	3,831,476
Belron UK Finance PLC 5.75%, 10/15/2029(a)		4,372	4,455,555
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,396,313
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		6,221	5,872,510
4.875%, 07/01/2029(a)		3,277	2,813,716
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	1,002	1,230,627
Engineering - Ingegneria Informatica - SpA 7.77% (EURIBOR 3 Month + 5.75%), 02/15/2030(a) (j)		787	933,120
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	3,875	3,819,369
6.50%, 01/15/2031(a)		1,902	1,950,009
7.75%, 02/15/2028(a)		2,493	2,545,870
8.25%, 08/01/2032(a)		3,046	3,114,359
8.375%, 11/15/2032(a)		2,884	2,959,498
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,396,345
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		685	678,544
Monitronics International, Inc. 9.125%, 04/01/2020(e) (g) (h) (i) (k)		6,914	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		760	744,645
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		4,351	4,361,922
Sabre GLBL, Inc. 10.75%, 11/15/2029(a)		378	308,229
10.75%, 03/15/2030(a)		481	386,133
11.125%, 07/15/2030(a)		7,716	6,245,036
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	3,854	4,652,897

			91,145,439

	Principal Amount (000)		U.S. $ Value

Technology – 2.4%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	4,266	$5,010,306
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	5,020	5,291,935
Amkor Technology, Inc. 5.875%, 10/01/2033(a)		1,881	1,920,400
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		4,979	4,830,514
Cloud Software Group, Inc. 6.625%, 08/15/2033(a)		931	892,374
8.25%, 06/30/2032(a)		1,847	1,879,608
CoreWeave, Inc. 9.25%, 06/01/2030(a)		6,528	6,427,536
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		2,614	2,771,137
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		1,627	1,608,120
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		3,778	3,854,086
GoTo Group, Inc. 5.50%, 05/01/2028(a)		4,547	2,479,449
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	2,533	2,995,481
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)	U.S.$	4,842	5,005,388
MKS, Inc. 4.25%, 02/15/2034(a)	EUR	2,787	3,301,324
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	8,255	7,183,310
Rackspace Finance LLC 3.50%, 05/15/2028(a)		11,101	2,875,088
Rocket Software, Inc. 9.00%, 11/28/2028(a)		5,861	5,851,748
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	3,109	3,648,259
Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	3,521	3,454,688
WULF Compute LLC 7.75%, 10/15/2030(a)		2,998	3,126,504

			74,407,255

Transportation - Airlines – 0.5%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		2,833	2,864,084
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		897	897,768
5.75%, 04/20/2029(a)		11,510	11,630,025

			15,391,877

Transportation - Services – 1.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	513	627,829
7.00%, 05/21/2030(a)	U.S.$	1,397	1,455,811
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		14,896	14,572,664
5.375%, 03/01/2029(a)		2,823	2,752,631
5.75%, 07/15/2027(a)		424	423,630
Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	568	691,110
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		5,428	5,269,861
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	615,479
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	4,262	4,465,737
Boels Topholding BV 5.75%, 05/15/2030(a)	EUR	1,872	2,286,386

	Principal Amount (000)		U.S. $ Value

Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	1,818	$1,851,454
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	1,631	2,375,723
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	1,564	1,478,230
12.625%, 07/15/2029(a)		1,219	1,227,427
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	3,189	3,831,375
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	5,075	5,021,695

			48,947,042

			1,706,530,535

Financial Institutions – 6.7%
Banking – 0.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)		993	952,006
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	8,641,609
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		2,224	2,288,380
8.375%, 06/15/2035(a)		2,189	2,246,911

			14,128,906

Brokerage – 1.0%
Aretec Group, Inc. 7.50%, 04/01/2029(a)		2,319	2,319,084
10.00%, 08/15/2030(a)		6,063	6,538,580
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		941	963,503
Hightower Holding LLC 9.125%, 01/31/2030(a)		5,609	5,948,353
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		2,400	2,359,350
6.75%, 05/01/2033(a)		3,643	3,787,816
7.125%, 04/30/2031(a)		2,664	2,799,962
Osaic Holdings, Inc. 8.00%, 08/01/2033(a)		379	392,832
Series JAN 6.75%, 08/01/2032(a)		1,511	1,565,075
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		3,852	4,035,818

			30,710,373

Finance – 2.6%
CNG Holdings, Inc. 16.50% (16.50% Cash or 17.50% PIK), 06/30/2031(a) (b) (e) (h)		4,617	3,924,684
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		7,450	6,947,968
Curo SPV LLC 13.00%, 08/02/2027(e) (h)		9,510	9,081,669
Enova International, Inc. 9.125%, 08/01/2029(a)		5,072	5,360,168
11.25%, 12/15/2028(a)		2,594	2,745,812
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		4,804	5,022,724
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		4,139	4,204,703
8.00%, 06/15/2028(a)		3,918	4,125,961
goeasy Ltd. 7.625%, 07/01/2029(a)		1,862	1,844,004
9.25%, 12/01/2028(a)		2,614	2,689,203
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		7,413	7,186,064
Navient Corp. 4.875%, 03/15/2028		6,959	6,819,553
5.00%, 03/15/2027		1,148	1,139,939

	Principal Amount (000)		U.S. $ Value

5.50%, 03/15/2029	U.S.$	1,215	$1,187,796
5.625%, 08/01/2033		1,834	1,598,207
9.375%, 07/25/2030		1,549	1,667,717
11.50%, 03/15/2031		3,049	3,320,293
OneMain Finance Corp. 6.625%, 05/15/2029		723	746,498
Phoenix Aviation Capital Ltd. 9.25%, 07/15/2030(a)		3,150	3,309,549
Rfna LP 7.875%, 02/15/2030(a)		3,691	3,715,445
SLM Corp. 3.125%, 11/02/2026		1,440	1,419,284
Stonebriar ABF Issuer LLC 8.125%, 12/15/2030(a)		4,311	4,473,847
Terawulf, Inc. Zero Coupon, 05/01/2032(a) (n)		169	160,781

			82,691,869

Financial Services – 1.3%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		17,575	18,038,278
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		1,992	2,082,477
8.375%, 02/01/2034(a)		923	933,454
Cipher Compute LLC 7.125%, 11/15/2030(a)		5,107	5,261,436
Encore Capital Group, Inc. 6.625%, 04/15/2031(a)		2,758	2,783,853
8.50%, 05/15/2030(a)		3,148	3,375,614
9.25%, 04/01/2029(a)		5,103	5,366,805
Herc Holdings, Inc. 7.00%, 06/15/2030(a)		2,117	2,220,996
7.25%, 06/15/2033(a)		519	549,237
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	1,310	277,524

			40,889,674

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)	U.S.$	1,262	1,248,298
7.50%, 11/06/2030(a)		1,502	1,555,443
8.25%, 02/01/2029(a)		3,788	3,929,033
8.50%, 06/15/2029(a)		2,552	2,671,072
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/01/2031(a)		1,448	1,489,384
6.75%, 04/15/2028(a)		1,165	1,185,259
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		1,097	1,113,180
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,299	1,580,400
7.75%, 02/15/2031(a)	U.S.$	2,171	2,244,679
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		4,366	4,499,554
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 8.125%, 02/15/2032(a)		3,428	3,492,916

			25,009,218

REITs – 0.6%
Brandywine Operating Partnership LP 8.875%, 04/12/2029		939	1,008,288
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		1,820	1,795,178
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		2,690	2,796,573
Iron Mountain, Inc. 4.75%, 01/15/2034(a)	EUR	5,000	5,779,195

	Principal Amount (000)		U.S. $ Value

MPT Operating Partnership LP/MPT Finance Corp. 7.00%, 02/15/2032(a)	EUR	385	$476,523
8.50%, 02/15/2032(a)	U.S.$	1,534	1,642,994
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)		1,492	1,416,960
Service Properties Trust 8.375%, 06/15/2029		3,582	3,624,567
Vivion Investments SARL Series E 6.50%, 02/28/2029(a) (b) (c)	EUR	17	20,358

			18,560,636

			211,990,676

Utility – 0.8%
Electric – 0.8%
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	3,924	3,761,528
5.25%, 06/15/2029(a)		300	300,847
5.75%, 07/15/2029(a)		7,963	7,991,438
10.25%, 03/15/2028(a) (m)		3,572	3,924,860
Vistra Corp. 7.00%, 12/15/2026(a) (m)		3,713	3,767,793
8.00%, 10/15/2026(a) (m)		4,495	4,577,436
Vistra Operations Co. LLC 5.00%, 07/31/2027(a)		300	300,196

			24,624,098

Total Corporates - Non-Investment Grade (cost $1,968,350,496)			1,943,145,309

CORPORATES - INVESTMENT GRADE – 14.3%
Industrial – 7.9%
Basic – 0.7%
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	697,670
Nexa Resources SA 6.75%, 04/09/2034(a)		2,433	2,645,096
OCP SA 6.75%, 05/02/2034(a)		1,492	1,598,365
Olin Corp. 5.625%, 08/01/2029		889	892,443
6.625%, 04/01/2033(a)		2,599	2,547,428
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)		4,882	4,889,323
SNF Group SACA 3.125%, 03/15/2027(a)		1,487	1,463,644
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		764	762,395
5.625%, 04/22/2056(a)		1,285	1,283,201
6.50%, 11/07/2033(a)		1,223	1,326,833
Suzano Austria GmbH 6.00%, 01/15/2029		4,519	4,666,771

			22,773,169

Capital Goods – 0.0%
Textron Financial Corp. 5.85% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a) (j)		125	112,640

Communications - Media – 0.6%
Grupo Televisa SAB 6.625%, 01/15/2040		1,482	1,327,131
8.50%, 03/11/2032		1,027	1,118,423
Meta Platforms, Inc. 5.50%, 11/15/2045		4,527	4,353,410
5.75%, 11/15/2065		4,672	4,417,266
Prosus NV 3.06%, 07/13/2031(a)		6,509	5,949,226
4.03%, 08/03/2050(a)		1,341	934,979

			18,100,435

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.2%
TELUS Corp. 6.625%, 10/15/2055	U.S.$	374	$382,331
6.625%, 06/09/2056		2,253	2,263,087
7.00%, 10/15/2055		3,827	4,002,259

			6,647,677

Consumer Cyclical - Automotive – 0.9%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		685	700,743
Ford Motor Co. 3.25%, 02/12/2032		14,888	13,260,064
Ford Motor Credit Co. LLC 6.80%, 05/12/2028		4,854	5,078,157
General Motors Financial Co., Inc. 5.45%, 01/08/2036		1,017	1,020,874
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		4,095	4,093,631
Phinia, Inc. 6.75%, 04/15/2029(a)		2,060	2,132,667
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		1,828	1,861,327

			28,147,463

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 5.125%, 05/01/2029(a)		5,556	5,618,300
5.75%, 03/15/2030(a)		1,724	1,773,220
5.875%, 06/15/2031(a)		4,896	5,061,240

			12,452,760

Consumer Cyclical - Other – 1.3%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	4,016	4,750,069
5.875%, 06/04/2031(a)	U.S.$	1,325	1,346,347
6.125%, 06/04/2031(a)	GBP	1,466	2,039,742
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	2,056	1,897,791
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(a)		1,312	1,354,547
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		767	780,445
6.125%, 07/31/2032(a)		3,500	3,573,368
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)		3,700	3,168,499
8.45%, 07/27/2030(a)		600	610,141
Sands China Ltd. 3.25%, 08/08/2031(c)		675	623,531
4.375%, 06/18/2030(c)		1,740	1,711,478
Sekisui House US, Inc. 6.00%, 01/15/2043		9,963	9,387,813
Voyager Parent LLC 9.25%, 07/01/2032(a)		8,591	9,133,196

			40,376,967

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,650	5,566,460
6.125%, 06/15/2029(a)		5,000	5,126,662

			10,693,122

Consumer Cyclical - Retailers – 0.2%
Falabella SA 3.375%, 01/15/2032(a)		1,767	1,588,621
Levi Strauss & Co. 3.50%, 03/01/2031(a)		858	802,280
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		1,365	1,373,303
6.125%, 03/15/2032(a)		2,121	2,143,752

	Principal Amount (000)		U.S. $ Value

Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)	U.S.$	1,570	$1,582,496

			7,490,452

Consumer Non-Cyclical – 0.8%
Cencosud SA 5.95%, 05/28/2031(a)		675	708,115
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		4,614	4,452,722
4.00%, 03/15/2031(a)		1,993	1,889,205
Jazz Securities DAC 4.375%, 01/15/2029(a)		7,888	7,760,664
Medline Borrower LP 5.25%, 10/01/2029(a)		9,369	9,384,387

			24,195,093

Energy – 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		3,000	3,004,590
5.75%, 10/15/2033(a)		1,600	1,615,902
Energy Transfer LP 8.00%, 05/15/2054		4,164	4,444,691
Harbour Energy PLC 6.33%, 04/01/2035(a)		1,499	1,531,681
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		2,128	2,078,453
MV24 Capital BV 6.75%, 06/01/2034(a)		2,203	2,225,541
Permian Resources Operating LLC 6.25%, 02/01/2033(a)		3,429	3,536,714
7.00%, 01/15/2032(a)		2,400	2,513,551
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)		2,804	2,167,957
6.25%, 07/08/2032(a)		3,643	3,062,148
6.45%, 03/05/2034(a)		2,075	1,703,163
6.70%, 02/25/2037(a)		2,505	2,034,729
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		3,441	3,188,302
Var Energi ASA 5.875%, 05/22/2030(a)		2,768	2,878,862
6.50%, 05/22/2035(a)		1,249	1,321,077
8.00%, 11/15/2032(a)		4,260	4,881,952
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		2,732	2,595,961
6.25%, 01/15/2030(a)		3,905	4,002,356
Western Midstream Operating LP 7.25%, 04/01/2030(a)		3,101	3,301,951
Woodside Finance Ltd. 6.00%, 05/19/2035		5,613	5,834,598

			57,924,179

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		701	692,032

Technology – 0.4%
Lenovo Group Ltd. 5.83%, 01/27/2028(a)		2,591	2,669,274
Oracle Corp. 5.375%, 09/27/2054		4,129	3,315,918
5.95%, 09/26/2055		6,054	5,332,730

			11,317,922

Transportation - Airlines – 0.1%
United Airlines, Inc. 4.625%, 04/15/2029(a)		1,888	1,886,148

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,469	1,421,560

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	745	$667,669
3.83%, 02/02/2032(a)		1,700	1,541,900
4.375%, 07/03/2029(a)		2,296	2,234,306
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	565,763

			5,009,638

			249,241,257

Financial Institutions – 5.4%
Banking – 3.2%
Ally Financial, Inc. 5.54%, 01/17/2031		496	507,421
6.70%, 02/14/2033		3,049	3,176,166
Series B 4.70%, 05/15/2026(m)		10,614	10,557,026
Banco Santander SA 6.35%, 03/14/2034(d)		2,200	2,360,906
6.92%, 08/08/2033		7,200	7,948,757
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		1,500	1,564,347
Barclays PLC 7.12%, 06/27/2034		2,695	3,008,455
BNP Paribas SA 4.625%, 02/25/2031(a) (m)		6,256	5,836,055
BPCE SA 6.51%, 01/18/2035(a)		1,434	1,517,305
CaixaBank SA 5.58%, 07/03/2036(a)		1,742	1,789,486
6.84%, 09/13/2034(a)		3,306	3,685,850
Citigroup, Inc. 6.625%, 02/15/2031(m)		3,715	3,779,719
Series AA 7.625%, 11/15/2028(m)		1,231	1,290,833
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		5,208	4,938,095
7.08%, 02/10/2034		1,397	1,535,117
HSBC Holdings PLC 4.60%, 12/17/2030(m)		986	930,556
Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)		3,439	3,295,049
4.95%, 06/01/2042(a)		1,000	879,092
Lloyds Banking Group PLC 6.07%, 06/13/2036		838	879,229
Nationwide Building Society 5.54%, 07/14/2036(a)		1,150	1,178,981
Societe Generale SA 5.40%, 04/10/2037(a)		7,844	7,805,819
5.51%, 05/22/2031(a)		4,538	4,684,893
Standard Chartered PLC 5.44% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (j) (m)		3,500	3,396,290
Synchrony Financial 5.935%, 08/02/2030		2,928	3,032,785
7.25%, 02/02/2033		9,869	10,489,223
UBS Group AG 3.875%, 06/02/2026(a) (m)		1,016	1,011,524
7.125%, 08/10/2034(a) (m)		2,442	2,500,405
9.25%, 11/13/2028(a) (m)		692	756,209
Series .14A 6.625%, 01/08/2031(a) (m)		2,027	2,037,143
UniCredit SpA 5.86%, 06/19/2032(a)		3,049	3,098,845

			99,471,581

Finance – 0.5%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)		5,818	5,778,190

	Principal Amount (000)		U.S. $ Value

Aircastle Ltd. 5.25%, 06/15/2026(a) (m)	U.S.$	2,705	$2,700,446
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		2,519	2,520,562
4.875%, 11/22/2026(a)		310	311,286
CFAMC III Co., Ltd. 4.75%, 04/27/2027(a)		1,151	1,154,062
Series E 4.25%, 11/07/2027(a)		270	268,839
ILFC E-Capital Trust II 6.60% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a) (j)		1,500	1,313,674
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		2,594	2,570,930

			16,617,989

Insurance – 1.0%
Centene Corp. 2.50%, 03/01/2031		2,409	2,082,781
2.625%, 08/01/2031		2,052	1,763,037
3.00%, 10/15/2030		3,995	3,576,619
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	14,153,544
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2037(a) (j)		8,479	9,394,881
MetLife, Inc. 10.75% (CME Term SOFR 3 Month + 0.00%), 08/01/2039		942	1,254,029

			32,224,891

REITs – 0.7%
GLP Capital LP/GLP Financing II, Inc. 5.75%, 11/01/2037		2,100	2,083,931
Highwoods Realty LP 5.35%, 01/15/2033		1,836	1,841,896
InRetail Shopping Malls 5.65%, 10/16/2032(a)		1,135	1,133,156
Newmark Group, Inc. 7.50%, 01/12/2029		8,300	8,864,415
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		2,016	2,051,532
Trust Fibra Uno 4.87%, 01/15/2030(a) (d)		1,770	1,729,945
Trust 2401 4.87%, 01/15/2030(a)		3,431	3,371,644

			21,076,519

			169,390,980

Utility – 1.0%
Electric – 1.0%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		357	324,870
3.95%, 02/12/2030(a)		2,485	2,329,688
AES Andes SA 6.30%, 03/15/2029(a)		1,849	1,909,093
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,329	1,425,051
Series D 6.05%, 03/15/2056		929	922,438
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,414	1,547,003
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		886	928,019
Constellation Energy Generation LLC 4.625%, 02/01/2029(a)		686	686,161
Electricite de France SA 9.125%, 03/15/2033(a) (m)		1,365	1,611,529

	Principal Amount (000)		U.S. $ Value

Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	U.S.$	5,114	$4,817,388
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,849	3,038,629
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		468	486,272
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		4,664	4,615,914
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		799	830,283
Minejesa Capital BV 4.625%, 08/10/2030(a)		2,662	2,650,497
Niagara Energy SAC 5.75%, 10/03/2034(a)		1,563	1,588,211

			29,711,046

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		540	591,149

			30,302,195

Total Corporates - Investment Grade (cost $437,189,701)			448,934,432

BANK LOANS – 5.8%
Industrial – 4.9%
Basic – 0.1%
Ineos Quattro Holdings UK Ltd. 7.52% (CME Term SOFR 1 Month + 3.75%), 03/14/2030(o)		434	280,510
INEOS US Petrochem LLC 8.02% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(o)		2,167	1,497,363

			1,777,873

Capital Goods – 0.1%
ACProducts Holdings, Inc. 8.18% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(o)		5,074	4,329,512

Communications - Media – 1.2%
DIRECTV Financing LLC 9.18% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(o)		2,917	2,917,196
Gray Television, Inc. 6.81% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(o)		4,410	4,387,227
iHeartCommunications, Inc. 9.56% (CME Term SOFR 1 Month + 5.78%), 05/01/2029(o)		4,223	3,856,260
Inizio Group Ltd. 8.02% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(e) (h) (o)		4,669	4,307,153
MH Sub I LLC (Micro Holding Corp.) 05/03/2028(p)		5,447	4,925,379
MJH Healthcare Holdings LLC 7.42% (CME Term SOFR 1 Month + 3.75%), 01/28/2029(e) (h) (o)		5,210	4,975,550
Neptune Bidco US, Inc. 01/28/2033(p)		8,000	7,866,640
Radiate Holdco LLC 1.50% (PIK Interest 12 + 1.50%), 09/25/2029(o)		2,462	2,110,971
7.29% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(o)		2,462	2,110,971

			37,457,347

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 7.17% (CME Term SOFR 1 Month + 3.50%), 01/30/2031(o)	U.S.$	6,841	$6,851,572
MH Sub I LLC 9.92% (CME Term SOFR 1 Month + 6.25%), 02/23/2029(o)		1,420	1,221,882
Zacapa S.a r.l. 7.42% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(o)		7,417	7,389,270

			15,462,724

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 8.79% (CME Term SOFR 1 Month + 5.00%), 01/31/2028(o)		3,524	2,729,016

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 8.92% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(o)		1,476	1,447,571
PHRG Intermediate LLC 7.67% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(o)		2,905	2,837,617

			4,285,188

Consumer Cyclical - Retailers – 0.1%
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.52% (CME Term SOFR 1 Month + 3.75%), 10/16/2028(o)		3,102	2,937,292

Consumer Non-Cyclical – 0.7%
Agiliti Health, Inc. 6.58% (CME Term SOFR 6 Month + 3.00%), 05/01/2030(e) (h) (o)		4,659	4,391,500
Hertz Corp. (The) 06/30/2028(p)		2,028	1,723,432
ModivCare Buyer LLC 8.69% (CME Term SOFR 3 Month + 5.00%), 12/29/2030(o)		2,147	1,977,661
MPH Acquisition Holdings LLC 7.42% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(o)		662	659,076
Neptune Bidco US, Inc. 8.77% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(o)		7,639	7,632,297
Opal US LLC 6.69% (CME Term SOFR 3 Month + 3.00%), 04/28/2032(o)		3,142	3,140,177
Weber-Stephen Products LLC 7.41% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(o)		2,230	2,227,213

			21,751,356

Other Industrial – 0.1%
Liberty Tire Recycling LLC 7.425% (CME Term SOFR 1 Month + 3.75%), 12/17/2032(o)		3,990	3,988,324

Technology – 1.6%
Boxer Parent Co., Inc. 6.82% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(o)		5,403	5,186,429
Clover Holdings 2 LLC 7.75% (FIXED 4 + 7.75%), 12/09/2031(e) (h)		8,058	7,886,873
Cyberswift US Finco, LLC 7.65% (CME Term SOFR 3 Month + 4.00%), 10/08/2032(e) (h) (o)		1,000	967,500

	Principal Amount (000)		U.S. $ Value

Icon Parent Inc. 6.445% (CME Term SOFR 3 Month + 2.75%), 11/13/2031(o)	U.S.$	4,637	$4,555,586
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(e) (h ) (i) (l) (o)		5,905	44,284
Metropolis Technologies, Inc. 8.98% (CME Term SOFR 6 Month + 5.25%), 11/03/2032(o)		6,202	6,135,307
Peraton Corp. 7.52% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(o)		6,329	5,836,638
11.67% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(o)		5,974	4,517,513
Ping Identity Holding Corp. 6.59% (CME Term SOFR 3 Month + 2.75%), 11/15/2032(o)		2,910	2,882,122
Polaris Newco LLC 7.68% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(o)		7,663	7,047,527
Project Alpha Intermediate Holdings, Inc. 8.67% (CME Term SOFR 3 Month + 5.00%), 05/09/2033(e) (h) (o)		4,500	3,555,000

			48,614,779

Transportation - Airlines – 0.1%
JetBlue Airways Corp. 8.445% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(o)		3,637	3,480,490

Transportation - Services – 0.2%
Third Coast Infrastructure LLC 7.42% (CME Term SOFR 1 Month + 3.75%), 09/25/2030(e) (h) (o)		6,066	6,070,269

			152,884,170

Financial Institutions – 0.9%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.55% (CME Term SOFR 6 Month + 3.75%), 12/10/2031(o)		864	866,674

Brokerage – 0.2%
Jane Street Group LLC 5.82% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(o)		5,498	5,450,932

Finance – 0.2%
Nexus Buyer LLC 9.42% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(o)		5,140	5,031,700

Financial Services – 0.2%
Coller Credit Backed Loans & Notes II Ltd. 6.86% (CME Term SOFR 3 Month + 3.20%), 10/30/2036(e) (h) (o)		2,800	2,803,159
7.84% (CME Term SOFR 3 Month + 4.00%), 10/30/2036(e) (h) (o)		1,332	1,610,191
9.44% (CME Term SOFR 3 Month + 5.60%), 10/30/2036(e) (h) (o)		1,000	1,000,968
Colossus Acquireco LLC 5.41% (SOFR 4 + 1.75%), 07/30/2032(o)		2,484	2,473,417

			7,887,735

Insurance – 0.3%
Asurion LLC 8.02% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(o)		6,059	6,065,279

	Principal Amount (000)		U.S. $ Value

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.17% (CME Term SOFR 1 Month + 2.50%), 07/31/2031(o)	U.S.$	4,572	$4,551,586

			10,616,865

			29,853,906

Total Bank Loans (cost $192,018,066)			182,738,076

EMERGING MARKETS - CORPORATE BONDS – 5.5%
Industrial – 4.4%
Basic – 1.6%
Aris Mining Corp. 8.00%, 10/31/2029(a)		532	557,000
Braskem Idesa SAPI 7.45%, 11/15/2029(a) (i) (l)		5,657	3,681,293
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		11,647	5,287,738
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(a)		1,612	1,678,737
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,378	9,935,897
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		4,036	4,328,731
9.375%, 03/01/2029(a)		859	901,554
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,148	1,146,852
Inversiones CMPC SA 6.70%, 12/09/2057(a)		1,057	1,063,897
Nickel Industries Ltd. 9.00%, 09/30/2030(a)		1,022	1,070,772
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		7,421	7,618,524
Stillwater Mining Co. 4.00%, 11/16/2026(a)		4,291	4,258,817
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		1,579	1,503,998
Vedanta Resources Finance II PLC 9.85%, 04/24/2033(a)		1,293	1,392,876
10.25%, 06/03/2028(a)		1,550	1,606,661
10.875%, 09/17/2029(a)		3,000	3,212,197
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		1,851	1,915,785

			51,161,329

Capital Goods – 0.2%
Ambipar Lux SARL 10.875%, 02/05/2033(a) (i) (l)		3,765	546,339
IHS Holding Ltd. 6.25%, 11/29/2028(a)		537	534,315
7.875%, 05/29/2030(a)		1,845	1,896,584
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(a)		1,480	1,542,722

			4,519,960

Communications - Media – 0.0%
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		219	208,767

Communications - Telecommunications – 0.2%
CT Trust 5.125%, 02/03/2032(a)		1,688	1,610,757
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(e) (f) (h)		681	6,815
Millicom International Cellular SA 7.375%, 04/02/2032(a)		1,244	1,293,029
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		2,467	2,493,010
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		623	625,187

			6,028,798

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.9%
Celestial Dynasty Ltd. 4.25%, 06/27/2029(a)	U.S.$	1,661	$1,557,187
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		6,251	6,183,489
5.625%, 07/17/2027(a)		3,599	3,595,401
5.75%, 07/21/2028(a)		3,277	3,273,297
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		5,324	5,304,035
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,339,338
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,313,403
5.50%, 10/01/2027(a)		1,100	1,097,811
5.625%, 08/26/2028(a)		2,442	2,437,580
6.75%, 02/15/2034(a)		1,928	1,953,410

			29,054,951

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(e) (g) (h) (i)	ZAR	230	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(e) (f) (g) (h) (i)	U.S.$	5,622	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(e) (f) (g) (h) (i)		3,942	0

			0

Consumer Non-Cyclical – 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(a)		1,008	941,895
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		2,529	2,563,986
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		1,500	1,491,000
MARB BondCo PLC 3.95%, 01/29/2031(a)		3,232	2,936,272
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		2,624	2,481,878
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		604	587,381
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		1,363	1,361,296
5.125%, 05/09/2029(d)		2,251	2,273,510

			14,637,218

Energy – 0.9%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		1,809	1,849,998
Azure Power Energy Ltd. 3.575%, 08/19/2026(a)		2,216	2,205,064
Cosan Luxembourg SA 5.50%, 09/20/2029(a)		432	438,480
Ecopetrol SA 5.875%, 05/28/2045		1,604	1,209,175
8.375%, 01/19/2036		1,116	1,154,335
8.625%, 01/19/2029		5,777	6,188,611
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		2,145	1,710,637
Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(a)		3,113	3,180,770
Leviathan Bond Ltd. 6.50%, 06/30/2027(a)		3,495	3,527,093
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		271	286,013
Medco Maple Tree Pte. Ltd. 8.96%, 04/27/2029(a)		2,371	2,474,139
Oleoducto Central SA 4.00%, 07/14/2027(a)		239	235,640

	Principal Amount (000)		U.S. $ Value

SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development 9.00%, 11/14/2030(a)	U.S.$	1,342	$1,336,893
Threelands Energy Ltd. SARL 7.45%, 10/20/2035(a)		750	759,639
Transportadora de Gas del Sur SA 7.75%, 11/20/2035(a)		1,180	1,182,950
YPF SA 8.75%, 09/11/2031(a)		1,338	1,382,057

			29,121,494

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		666	659,340
6.20%, 09/17/2032(a)		320	325,892

			985,232

Transportation - Services – 0.1%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)		1,545	1,578,218
TAV Havalimanlari Holding AS 8.50%, 12/07/2028(a)		1,470	1,521,450

			3,099,668

			138,817,417

Utility – 0.8%
Electric – 0.6%
AES Andes SA 8.15%, 06/10/2055(a)		3,015	3,203,246
Continuum Energy Aura Pte. Ltd. 9.50%, 02/24/2027(a)		1,107	1,124,989
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		1,172	1,223,164
India Clean Energy Holdings 4.50%, 04/18/2027(a)		1,261	1,241,076
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,731	1,737,491
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		797	749,335
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		1,514	1,498,860
Orazul Energy Peru SA 6.25%, 09/17/2032(a)		784	792,349
Renew Treasury Ifsc Pvt. Ltd. 6.50%, 02/02/2031(a)		1,580	1,586,320
Saavi Energia SARL 8.875%, 02/10/2035(a)		1,605	1,735,796
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		1,460	1,495,053
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		3,431	3,185,478

			19,573,157

Other Utility – 0.2%
Aegea Finance SARL 6.75%, 05/20/2029(a)		275	278,599
7.625%, 01/20/2036(a)		2,135	2,086,239
9.00%, 01/20/2031(a)		1,033	1,095,625
Energuate Trust 2 0 6.35%, 09/15/2035(a)		548	547,462

			4,007,925

			23,581,082

Financial Institutions – 0.3%
Banking – 0.2%
Akbank TAS 7.50%, 01/20/2030(a)		1,051	1,111,222
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		1,411	1,531,570

	Principal Amount (000)		U.S. $ Value

Uzbek Industrial & Construction Bank ATB 8.95%, 07/24/2029(a)	U.S.$	224	$243,908
Yapi ve Kredi Bankasi AS 7.25%, 03/03/2030(a)		3,090	3,200,823
9.25%, 10/16/2028(a)		1,500	1,633,500

			7,721,023

Finance – 0.0%
Sammaan Capital Ltd. 7.50%, 10/16/2030(a)		1,376	1,385,027

REITs – 0.1%
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV 6.75%, 11/10/2032(a)		1,572	1,553,529
Port Of Spain Waterfront Development 7.875%, 02/19/2040(a)		241	241,903

			1,795,432

			10,901,482

Total Emerging Markets - Corporate Bonds (cost $186,876,851)			173,299,981

EMERGING MARKETS - SOVEREIGNS – 3.8%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(a)		5,340	5,238,220
8.00%, 11/26/2029(a) (d)		1,110	1,088,843

Argentina – 0.3%
Argentine Republic Government International Bond 0.75%, 07/09/2030(c)		6,999	5,935,527
4.125%, 07/09/2035(c)		4,460	3,461,118

			9,396,645

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	443,725
6.75%, 09/20/2029(a)		1,973	2,019,247
7.00%, 10/12/2028(a)		1,673	1,727,791

			4,190,763

Costa Rica – 0.3%
Costa Rica Government International Bond 5.50%, 11/21/2030(a)	EUR	7,750	9,539,458

Cote D’Ivoire – 0.2%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)		2,308	2,683,293
5.75%, 12/31/2032(a) (c)	U.S.$	1,362	1,360,797
6.375%, 03/03/2028(a)		1,891	1,915,252
6.625%, 03/22/2048(a)	EUR	732	800,993

			6,760,335

Dominican Republic – 0.3%
Dominican Republic International Bond 8.625%, 04/20/2027(a)	U.S.$	8,497	8,726,762

Ecuador – 0.3%
Ecuador Government International Bond 5.00%, 07/31/2040(a) (c)		2,271	1,875,539
6.90%, 07/31/2035(a) (c)		4,553	4,165,946
8.75%, 01/29/2034(a)		1,862	1,881,514
9.25%, 01/29/2039(a)		1,404	1,442,610

			9,365,609

Egypt – 0.3%
Egypt Government International Bond 5.875%, 02/16/2031(a)		3,704	3,603,992
8.70%, 03/01/2049(a)		5,153	5,039,634

			8,643,626

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)	U.S.$	2,811	$3,000,742
El Salvador Government International Bond 8.625%, 02/28/2029(a)		3,166	3,389,203
9.25%, 04/17/2030(a)		1,067	1,157,695

			7,547,640

Guatemala – 0.1%
Guatemala Government Bond 6.05%, 08/06/2031(a)		1,520	1,576,240

Kenya – 0.2%
Republic of Kenya Government International Bond 7.875%, 10/09/2033(a)		3,150	3,167,325
8.80%, 10/09/2038(a)		1,600	1,620,800

			4,788,125

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		8,562	8,609,091
6.50%, 11/28/2027(a)		1,300	1,317,875
7.14%, 02/23/2030(a)		5,188	5,338,296
8.375%, 03/24/2029(a)		1,035	1,101,240

			16,366,502

Senegal – 0.3%
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		11,448	6,900,998
4.75%, 03/13/2028(a)	EUR	1,709	1,490,212
6.25%, 05/23/2033(a)	U.S.$	395	227,048

			8,618,258

South Africa – 0.1%
Republic of South Africa Government International Bond 7.25%, 12/11/2055(a)		240	232,980
7.95%, 11/19/2054(a)		3,450	3,616,687

			3,849,667

Turkey – 0.3%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		4,067	4,246,421
Turkiye Government International Bond Series 10Y 5.95%, 01/15/2031		1,471	1,470,971
6.95%, 09/16/2035		2,058	2,084,363

			7,801,755

Ukraine – 0.0%
Ukraine Government International Bond 4.50%, 02/01/2029(a) (c)		702	544,803
4.50%, 02/01/2035(a) (c)		449	276,884
4.50%, 02/01/2036(a) (c)		437	265,218

			1,086,905

Uzbekistan – 0.1%
Republic of Uzbekistan International Bond 5.375%, 02/20/2029(a)		426	428,186
6.95%, 05/25/2032(a)		3,095	3,336,874

			3,765,060

Total Emerging Markets – Sovereigns (cost $114,343,464)			118,350,413

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(a)		3,785	3,800,481

	Principal Amount (000)		U.S. $ Value

Brazil – 0.0%
Caixa Economica Federal 5.625%, 05/13/2030(a)	U.S.$	1,550	$1,572,289

Mexico – 0.6%
Comision Federal de Electricidad 4.69%, 05/15/2029(a)		5,319	5,304,107
4.75%, 02/23/2027(a)		434	435,918
5.70%, 01/24/2030(a)		832	848,432
6.50%, 01/28/2051(a)		2,090	2,098,360
Petroleos Mexicanos 5.50%, 06/27/2044		4,678	3,576,845
5.625%, 01/23/2046		3,985	3,019,076
6.375%, 01/23/2045		2,872	2,337,521

			17,620,259

South Africa – 0.2%
Transnet/South Africa 8.25%, 02/06/2028(a)		5,900	6,224,500

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(a)		999	1,049,450

Turkey – 0.2%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		2,616	2,711,641
8.00%, 01/16/2029(a)		1,389	1,474,256
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		1,400	1,446,812

			5,632,709

Total Quasi-Sovereigns (cost $33,874,551)			35,899,688

GOVERNMENTS - TREASURIES – 0.9%
United States – 0.9%
U.S. Treasury Bonds 6.125%, 11/15/2027(q)		9,763	10,174,390
U.S. Treasury Notes 3.125%, 11/15/2028		12,054	11,905,482
4.00%, 02/29/2028(q)		4,978	5,023,315

Total Governments - Treasuries (cost $27,566,363)			27,103,187

GOVERNMENTS - SOVEREIGN BONDS – 0.8%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031		1,508	1,309,849
5.75%, 11/26/2034	EUR	551	634,109
6.50%, 01/21/2033	U.S.$	532	528,542
6.50%, 11/26/2038	EUR	669	777,734
7.375%, 04/25/2030	U.S.$	3,612	3,794,406
8.00%, 11/14/2035		992	1,062,680

			8,107,320

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		1,870	1,849,430

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		1,416	1,563,972
Panama Notas del Tesoro 3.75%, 04/17/2026		1,503	1,497,123

			3,061,095

Romania – 0.3%
Romanian Government International Bond 5.75%, 09/16/2030(a)		4,664	4,806,439
5.75%, 03/24/2035(a)		4,562	4,527,785

6.375%, 01/30/2034(a)		1,114	1,158,905

			10,493,129

	Principal Amount (000)		U.S. $ Value

Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bond 6.50%, 01/28/2036(a)	U.S.$	1,580	$1,575,070

Total Governments - Sovereign Bonds (cost $24,441,238)			25,086,044

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Risk Share Floating Rate – 0.3%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 15.56% (CME Term SOFR + 11.86%), 08/25/2028(j)		3,963	3,987,575
Series 2016-C02, Class 1B 16.06% (CME Term SOFR + 12.36%), 09/25/2028(j)		2,862	2,906,071
Series 2016-C03, Class 2B 16.56% (CME Term SOFR + 12.86%), 10/25/2028(j)		3,914	4,011,508

			10,905,154

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.10%, 08/25/2036		1,452	1,360,605
Series 2006-42, Class 1A6 6.00%, 01/25/2047		791	418,271
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,799	886,691
Series 2006-24CB, Class A16 5.75%, 08/25/2036		344	169,529
Series 2006-26CB, Class A6 6.25%, 09/25/2036		185	84,174
Series 2006-26CB, Class A8 6.25%, 09/25/2036		698	318,084
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		578	384,870
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		565	273,847
Series 2007-15CB, Class A19 5.75%, 07/25/2037		331	183,911
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		300	216,521
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.20%, 05/25/2047		252	226,710
Series 2007-4, Class 22A1 4.24%, 06/25/2047		1,136	1,019,371
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		459	151,501
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.53%, 09/25/2047		280	252,606
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.57%, 03/25/2037		182	157,328
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		421	372,264
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 5.00%, 06/25/2036		199	155,950
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 5.03%, 09/25/2035		1,019	669,165
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		548	483,799

	Principal Amount (000)		U.S. $ Value

Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036	U.S.$	495	$203,057
Series 2007-A1, Class A8 6.00%, 03/25/2037		861	261,041
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		207	100,586
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.12%, 10/25/2036		1,506	399,596
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.01%, 12/28/2037		754	682,787

			9,432,264

Non-Agency Floating Rate - 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 4.39% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(j)		2,002	619,726
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 4.39% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(j)		300	102,173
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.04% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(j)		900	198,395
Lehman Mortgage Trust Series 2007-1, Class 3A1 4.04% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(j)		2,838	365,786
Series 2007-1, Class 3A2 3.46% (7.14% - CME Term SOFR 1 Month), 02/25/2037(j) (r)		2,838	299,583
Lehman XS Trust Series 2007-16N, Class 2A2 5.49% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(j)		278	256,708
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 4.17% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(j)		270	197,468
Series 2007-2, Class 1A3 4.45% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(j)		144	130,537

			2,170,376

Total Collateralized Mortgage Obligations (cost $30,588,111)			22,507,794

INFLATION-LINKED SECURITIES – 0.5%
Colombia – 0.5%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(f) (cost $17,601,185)		61,921,506	15,870,266

ASSET-BACKED SECURITIES – 0.5%
Other ABS - Fixed Rate – 0.3%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV Zero Coupon, 11/20/2035(e) (f) (h)		9,231	9,600,983

Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.30%, 09/15/2031(e) (f) (h)		2,955	2,971,025

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 0.1%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028(e) (f) (h) (i) (l)	U.S.$	3,075	$2,675,084

Total Asset-Backed Securities (cost $15,330,517)			15,247,092

	Shares

COMMON STOCKS - 0.5%
Communication Services – 0.2%
Diversified Telecommunication Services – 0.2%
Altice France SA/LuxCo3(e) (h) (i)		288,132	5,515,827

Financial Institutions – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(i)		610,655	4,987,219

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Technologies(e) (h) (i)		4,045	2,022,500

Transportation Infrastructure – 0.0%
Spirit Aviation Holdings, Inc.(i)		184,617	55,385

			2,077,885

Health Care – 0.1%
Health Care Providers & Services – 0.1%
ModivCare Topco LLC(e) (h) (i)		317,880	1,907,280

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd. - Class A(e) (h) (i)		64,873,855	65
K201640219 South Africa Ltd. - Class B(e) (h) (i)		10,275,684	10

			75

Diversified Consumer Services – 0.0%
AG Tracker(e) (h) (i)		251,120	0
Paysafe Ltd.(i)		46,899	321,727

			321,727

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(e) (h) (i)		14	0

			321,802

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(e) (h) (i)		5,004,988	5
CHC Group LLC(h) (i)		104,383	10

			15

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp.(i)		135	515
New Fortress Energy, Inc.(h) (i)		157,134	208,988

			209,503

			209,518

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(e) (h) (i) (k)		508,189	20,328

Total Common Stocks (cost $63,132,075)			15,039,859

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	1,200	$1,456,529
7.625%, 03/01/2040		1,250	1,493,814
State of Illinois Series 2010 7.35%, 07/01/2035		2,943	3,185,229
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(f)		7,240	6,691,895

Total Local Governments - US Municipal Bonds (cost $12,675,218)			12,827,467

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.29%, 10/15/2045(a)		242	14,119
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.14%, 08/10/2044(a)		7,937	7,304,884
Series 2013-GC13, Class D 3.86%, 07/10/2046(a)		1,500	1,111,938
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.00%, 06/15/2044(a)		1,568	1,541,797
Series 2014-C20, Class D 3.99%, 05/15/2047(a)		2,481	99,300

Total Commercial Mortgage-Backed Securities (cost $12,654,325)			10,072,038

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $7,649,537)		56,885	9,030,356

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
LCM 28 Ltd. Series 28A, Class D 6.88% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a) (j)		500	494,300
Rad CLO 10 Ltd. Series 2021-10A, Class E 9.78% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a) (j)		3,793	3,713,708

Total Collateralized Loan Obligations (cost $4,285,308)			4,208,008

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Other Industrial – 0.0%
Asphalt ATD Holdco - Class A(e) (h) (i)		12,070	299,457

Technology – 0.0%
Veritas US, Inc.(e) (f) (h) (i)		30,322	676,701

Total Preferred Stocks (cost $884,105)			976,158

RIGHTS – 0.0%
Altice France SA(CVR) expiring 12/31/2049(e) (f) (h) (i)		9,218	150,240
expiring 10/01/2099(e) (f) (h) (i)		1,181	19,249

Company	Shares		U.S. $ Value

Vistra Corp., expiring 12/31/2049(e) (h) (i)		45,881	$56,204

Total Rights (cost $0)			225,693

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(s) (t) (u) (cost $73,352,248)		73,352,248	73,352,248

	Principal Amount (000)

Time Deposits – 0.6%
BBH, New York 1.05%, 02/02/2026	CAD	3,943	2,895,506
2.69%, 02/02/2026	NOK	6,483	673,132
4.42%, 02/02/2026	ZAR	6,362	393,862
Citibank, London 0.83%, 02/02/2026	EUR	1,988	2,356,194
2.68%, 02/02/2026	GBP	432	591,309
Citibank, New York 2.98%, 02/02/2026	U.S.$	10,622	10,622,291

Total Time Deposits (cost $17,532,294)			17,532,294

Total Short-Term Investments (cost $90,884,542)			90,884,542

Total Investments – 100.1% (cost $3,240,345,653)(v)			3,151,446,403
Other assets less liabilities – (0.1)%			(2,609,096)

Net Assets – 100.0%			$3,148,837,307

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,515	March 2026	$165,028,477	$(645,249)
U.S. Ultra Bond (CBT) Futures	140	March 2026	16,441,250	(488,805)
Sold Contracts
U.S. Long Bond (CBT) Futures	153	March 2026	17,614,125	262,969
U.S. T-Note 10 Yr (CBT) Futures	982	March 2026	109,815,219	1,350,250

				$479,165

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	COP	58,782,067	USD	15,234	03/13/2026	$(551,062)
Citibank NA	BRL	47,277	USD	8,422	02/03/2026	(561,080)
Citibank NA	USD	9,039	BRL	47,277	02/03/2026	(56,080)
Deutsche Bank AG	GBP	13,390	USD	17,828	02/26/2026	(493,722)
Deutsche Bank AG	USD	5,907	GBP	4,436	02/26/2026	163,586
HSBC Bank USA	BRL	47,277	USD	9,039	02/03/2026	56,080
HSBC Bank USA	USD	9,088	BRL	47,277	02/03/2026	(104,384)
HSBC Bank USA	BRL	47,277	USD	9,031	03/03/2026	101,144
Morgan Stanley Capital Services LLC	EUR	141,887	USD	170,235	04/16/2026	1,464,938
Morgan Stanley Capital Services LLC	USD	16,511	EUR	13,761	04/16/2026	(142,931)

						$(123,511)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
United Mexican States, 4.150%, 03/28/2027, 12/20/2030*	1.00%	Quarterly	0.89%	USD	7,980	$(49,772)	$23,225	$(72,997)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	2.96	USD	33,195	2,974,988	2,373,623	601,365
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	20.29	USD	1,300	(438,555)	(126,878)	(311,677)
iTraxx XOVER Series 44, 5 Year Index, 12/20/2030*	5.00	Quarterly	2.47	EUR	37,210	4,994,511	4,275,688	718,823

						$7,481,172	$6,545,658	$935,514

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL	381,993	01/02/2029	1 Day CDI	12.716%	Maturity	$79,107	$-0-	$79,107
BRL	121,160	01/02/2029	1 Day CDI	12.618%	Maturity	(16,036)	-0-	(16,036)
BRL	52,540	01/02/2029	1 Day CDI	12.682%	Maturity	5,007	-0-	5,007

						$68,078	$-0-	$68,078

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2026
Barclays Capital, Inc.†	USD	2,067	0.25%	—	$2,069,764
Barclays Capital, Inc.†	USD	556	0.50	—	557,274
Barclays Capital, Inc.†	USD	305	2.25	—	309,473
Barclays Capital, Inc.†	USD	4,075	2.75	—	4,100,469
Barclays Capital, Inc.†	USD	2,425	3.00	—	2,430,456
Barclays Capital, Inc.†	USD	3,586	3.00	—	3,612,546
Clear Street LLC†	USD	843	2.75	—	846,021
Clear Street LLC†	USD	2,387	3.25	—	2,408,814
Jefferies LLC	USD	1,088	3.35	2/02/2026	1,088,306
Standard Chartered Bank†	USD	512	3.00	—	514,462

					$17,937,585

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2026.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$13,616,530	$-0-	$-0-	$-0-	$13,616,530
Corporates - Investment Grade	2,923,276	-0-	-0-	-0-	2,923,276
Emerging Markets - Corporate Bonds	309,473	-0-	-0-	-0-	309,473
Emerging Markets - Sovereigns	-0-	1,088,306	-0-	-0-	1,088,306

Total	$16,849,279	$1,088,306	$-0-	$-0-	$17,937,585

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $2,358,167,960 or 74.89% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2026.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.30% of net assets as of January 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033	10/01/2025	$2,271,472	$2,404,062	0.08%
Altice France SA(CVR) Zero Coupon, 12/31/2049	10/01/2025	-0-	150,240	0.00%
Altice France SA(CVR) Zero Coupon, 10/01/2099	10/01/2025	-0-	19,249	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	116,687	6,815	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	-0-	-0-	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	17,601,185	15,870,266	0.50%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	5,622,018	-0-	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	3,941,905	-0-	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	12,955,188	-0-	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	11/06/2023 - 04/01/2025	2,802,445	4,345	0.00%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.30%, 09/15/2031	04/24/2024	2,954,866	2,971,025	0.09%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV Zero Coupon, 11/20/2035	12/02/2025 - 01/20/2026	9,488,553	9,600,983	0.31%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	2,887,098	2,675,084	0.09%
Veritas US, Inc.	12/09/2024	584,608	676,701	0.02%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000	6,691,895	0.21%

(g)	Defaulted matured security.
(h)	Fair valued by the Adviser.
(i)	Non-income producing security.
(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2026.
(k)	Escrow Shares.
(l)	Defaulted.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Convertible security.
(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at January 31, 2026.
(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(r)	Inverse interest only security.
(s)	The rate shown represents the 7-day yield as of period end.
(t)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(u)	Affiliated investments.
(v)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $95,655,435 and gross unrealized depreciation of investments was $(183,195,439), resulting in net unrealized depreciation of $(87,540,004).

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

January 31, 2026 (unaudited)

66.0%	United States
3.2%	United Kingdom
3.0%	Canada
2.1%	France
1.7%	Brazil
1.6%	Italy
1.3%	Colombia
1.3%	Mexico
1.0%	India
1.0%	Germany
0.9%	Turkey
0.9%	Spain
0.8%	Luxembourg
12.3%	Other
2.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Angola, Argentina, Australia, Azerbaijan, Bahrain, Chile, China, Costa Rica, Cote D’Ivoire, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kenya, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, Serbia, Slovenia, South Africa, Sweden, Switzerland, Trinidad and Tobago, Ukraine, Uzbekistan and Zambia.

AB High Income Fund

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$1,930,138,956	$13,006,353	#	$1,943,145,309
Corporates - Investment Grade	-0-	448,934,432	-0-		448,934,432
Bank Loans	-0-	145,125,629	37,612,447		182,738,076
Emerging Markets - Corporate Bonds	-0-	173,293,166	6,815	#	173,299,981
Emerging Markets - Sovereigns	-0-	118,350,413	-0-		118,350,413
Quasi-Sovereigns	-0-	35,899,688	-0-		35,899,688
Governments - Treasuries	-0-	27,103,187	-0-		27,103,187
Governments - Sovereign Bonds	-0-	25,086,044	-0-		25,086,044
Collateralized Mortgage Obligations	-0-	22,507,794	-0-		22,507,794
Inflation-Linked Securities	-0-	15,870,266	-0-		15,870,266
Asset-Backed Securities	-0-	-0-	15,247,092		15,247,092
Common Stocks	586,615	4,987,229	9,466,015	#	15,039,859
Local Governments - US Municipal Bonds	-0-	12,827,467	-0-		12,827,467
Commercial Mortgage-Backed Securities	-0-	10,072,038	-0-		10,072,038
Emerging Markets - Treasuries	-0-	9,030,356	-0-		9,030,356
Collateralized Loan Obligations	-0-	4,208,008	-0-		4,208,008
Preferred Stocks	-0-	-0-	976,158		976,158
Rights	-0-	-0-	225,693		225,693
Short-Term Investments:
Investment Companies	73,352,248	-0-	-0-		73,352,248
Time Deposits	17,532,294	-0-	-0-		17,532,294

Total Investments in Securities	91,471,157	2,983,434,673	76,540,573		3,151,446,403
Other Financial Instruments*:
Assets
Futures	1,613,219	-0-	-0-		1,613,219
Forward Currency Exchange Contracts	-0-	1,785,748	-0-		1,785,748
Centrally Cleared Credit Default Swaps	-0-	7,969,499	-0-		7,969,499
Centrally Cleared Interest Rate Swaps	-0-	84,114	-0-		84,114
Liabilities
Futures	(1,134,054)	-0-	-0-		(1,134,054)
Forward Currency Exchange Contracts	-0-	(1,909,259)	-0-		(1,909,259)
Centrally Cleared Credit Default Swaps	-0-	(488,327)	-0-		(488,327)
Centrally Cleared Interest Rate Swaps	-0-	(16,036)	-0-		(16,036)

Total	$91,950,322	$2,990,860,412	$76,540,573		$3,159,351,307

#	The Fund held securities with zero market value at period end.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds#	Asset-Backed Securities
Balance as of 10/31/25	$20,197,388	$54,628,263	$6,815	$3,598,683
Accrued discounts/(premiums)	88,246	-0-	10,880	31,133
Realized gain (loss)	-0-	63,730	(1,867,408)	(44,629)
Change in unrealized appreciation (depreciation)	(525,639)	(1,113,957)	1,856,528	13,487
Purchases/Payups	320,111	1,275,395	-0-	10,661,724
Sales/Paydowns	(7,073,753)	(1,526,858)	-0-	(1,734,512)
Transfers into Level 3*	-0-	-0-	-0-	2,721,206
Transfers out of Level 3^	-0-	(15,714,126)	-0-	-0-

Balance as of 01/31/26	$13,006,353	$37,612,447	$6,815	$15,247,092

Net change in unrealized appreciation (depreciation) from investments held as of 01/31/26	$(634,515)	$(1,055,968)	$(10,101)	$13,487

	Common Stocks#	Preferred Stocks	Rights	Total
Balance as of 10/31/25	$11,102,159	$1,012,024	$215,024	$90,760,356
Accrued discounts/(premiums)	-0-	-0-	-0-	130,259
Realized gain (loss)	-0-	-0-	-0-	(1,848,307)
Change in unrealized appreciation (depreciation)	1,990,231	(35,866)	10,669	2,195,453
Purchases/Payups	1,106,222	-0-	-0-	13,363,452
Sales/Paydowns	-0-	-0-	-0-	(10,335,123)
Transfers into Level 3*	-0-	-0-	-0-	2,721,206
Transfers out of Level 3^	(4,732,597)	-0-	-0-	(20,446,723)

Balance as of 01/31/26	$9,466,015	$976,158	$225,693	$76,540,573

Net change in unrealized appreciation (depreciation) from investments held as of 01/31/26	$1,990,231	$(35,866)	$10,669	$277,937

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
*	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.
^	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2026. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/26	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$-0-	Qualitative Assessment		$0.00
Bank Loans	$2,803,159	Discounted Cash Flow	Discount Rate	6.52% to 7.05%
	$1,610,191	Discounted Cash Flow	Discount Rate	18.20% to 19.20%
	$1,000,968	Discounted Cash Flow	Discount Rate	9.07% to 9.60%

	$5,414,318

Emerging Markets - Corporate Bonds	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$-0-

Common Stocks	$2,022,500	Guideline Public Company,	Asset Value	$500.00
		Discounted Cash Flow, and
		Optional Value
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$2,022,505

Preferred Stocks	$299,457	Intrinsic Calculation	Asset Value	$24.81

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Asset Value in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$75,929	$194,767	$197,344	$73,352	$566